Subsequent Events (Details Narrative)						9 Months Ended		12 Months Ended
	May 12, 2022 USD ($) shares	Apr. 28, 2022 CAD ($) shares	Apr. 25, 2022 shares	Apr. 12, 2022 USD ($) $ / shares	Mar. 07, 2022	Mar. 31, 2022 CAD ($) $ / shares	Mar. 31, 2021 CAD ($)	Jun. 30, 2021 CAD ($) $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares						$ 7.15		$ 3.40
Proceeds from exercise of options						$ 2,986,499	$ 1,204,000	$ 1,241,500
Second Quarter
Disclosure of non-adjusting events after reporting period [line items]
Vesting percentage					25.00%
Grant of options
Disclosure of non-adjusting events after reporting period [line items]
Number of share options granted in share-based payment arrangement				100,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares				$ 9.40
Expiry period				5 years
Grant of options | First Quarter
Disclosure of non-adjusting events after reporting period [line items]
Vesting percentage				25.00%
Vesting period				0 days
Grant of options | Second Quarter
Disclosure of non-adjusting events after reporting period [line items]
Vesting percentage				25.00%
Vesting period				3 months
Grant of options | Third Quarter
Disclosure of non-adjusting events after reporting period [line items]
Vesting percentage				25.00%
Vesting period				6 months
Grant of options | Fourth Quarter
Disclosure of non-adjusting events after reporting period [line items]
Vesting percentage				25.00%
Vesting period				9 months
Acquisition of property.
Disclosure of non-adjusting events after reporting period [line items]
Common shares issued | shares			400,000
Exercise of options.
Disclosure of non-adjusting events after reporting period [line items]
Common shares issued | shares		100,000
Proceeds from exercise of options		$ 81,000
Equity investment
Disclosure of non-adjusting events after reporting period [line items]
Equity investment	$ 2,500,000
Strategic round of investement	$ 10,000,000
Number of shares received from investment in equity | shares	179,175